Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2021
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2021	Dec 31, 2020
Interest income accrued	1,876	1,958
Prepaid expenses and other accrued revenues	37	29
Total	1,913	1,987